INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2018	Nov. 30, 2016	Jun. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Repurchase of bonds				$ 80,749	$ 97,248	$ 68,383
Realized gain/(loss)				0	(3,921)
Unrealized gain/(loss) recorded in other comprehensive income				(9)	2,244
Disposals during the year				583	26,820
Realized gain/(loss)				40,777	17,398
Number of shares received (in shares)			55.0
Unrealized Gain				29,104	12,277
Accumulated other-than-temporary impairment				(2,181)	0
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Repurchase of bonds				600	500
Realized gain/(loss)				0	0
Unrealized gain/(loss) recorded in other comprehensive income				100	200	500
Corporate Bond Securities, Oro Negro, Super Senior Callable Liquidity Bonds
Debt Securities, Available-for-sale [Line Items]
Repurchase of bonds				2,300
Unrealized gain/(loss) recorded in other comprehensive income				$ 100	0	0
Super Senior Callable Liquidity Bonds Rate				12.00%
Debt amount				$ 2,300
Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ (200)	200	2,100
Super Senior Callable Liquidity Bonds Rate				7.50%
Aggregate impairment charge				$ 2,200	0	2,900
Corporate Bond Securities- Golden Close
Debt Securities, Available-for-sale [Line Items]
Realized gain/(loss)					(3,900)
Unrealized gain/(loss) recorded in other comprehensive income					1,900	3,600
Disposals during the year					26,400
Impairment charge						1,000
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Debt amount				36,763	$ 0
Forward Contract To Repurchase Shares				$ 36,800
Investment owned (in shares)				3.4	11.0
Number of shares sold (in shares)				7.6
Disposals during the year				$ 82,800
Realized gain/(loss)				$ 40,800
Remaining shares sold				3.4
Forward contract to repurchase shares (shares)				3.4
Unrealized Gain				$ 25,000	$ 10,300
Unrealised Gain or Loss on Marketable Securities						(27,700)
Common stock - NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares)				1.3	1.3
Foreign exchange gain (loss)				$ 0	$ (200)
Number of shares received (in shares)		12.0
Shares acquired		$ 700
Unrealized Gain				$ 400	$ 1,000
Unrealised Gain or Loss on Marketable Securities						100
Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares)				4.0	4.0
Foreign exchange gain (loss)				$ 300	$ 0
Unrealized Gain				$ 3,700	800
Golden Close
Debt Securities, Available-for-sale [Line Items]
Realized gain/(loss)					17,400
Proceeds received in settlement of total investment					19,200
Unrealized Gain					$ 1,700	0
Accumulated other-than-temporary impairment						$ 600
ADS | Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Number of shares received (in shares)	4.0				4.0
Shares acquired	$ 10,000				$ 10,000